Operating leases	9 Months Ended
Sep. 30, 2026
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for three and nine months ended September 30, 2026 and September 30, 2025 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Operating lease costs	$18,442	$12,378	$39,856	$35,046
Income from sub-leases	(412)	(905)	(1,297)	(2,524)
Net operating lease costs	$18,030	$11,473	$38,559	$32,522

Of the total cost of $18.0 million (which includes an accelerated amortization charge of $8.2 million (September 30, 2025: $nil)) incurred in the three months ended September 30, 2026 (September 30, 2025: $11.5 million), $15.7 million (September 30, 2025: $9.8 million) is recorded within selling, general and administration costs and $2.3 million (September 30, 2025: $1.7 million) is recorded within direct costs.

Of the total cost of $38.6 million (which includes an accelerated amortization charge of $8.2 million (September 30, 2025: $nil)) incurred in the nine months ended September 30, 2026 (September 30, 2025: $32.5 million), $33.3 million (September 30, 2025: $27.9 million) is recorded within selling, general and administration costs and $5.3 million (September 30, 2025: $4.6 million) is recorded within direct costs.

During the three and nine months ended September 30, 2026 and September 30, 2025, costs incurred by the Group related to variable lease payments were de minimis.

Right-of-use assets obtained, in exchange for lease obligations during the three months ended September 30, 2026, totaled $5.7 million (September 30, 2025: $4.1 million). Right-of-use assets obtained, in exchange for lease obligations during the nine months ended September 30, 2026, totaled $12.6 million (September 30, 2025: $13.9 million).

The weighted average remaining lease term and weighted-average discount rate at September 30, 2026 were 5.53 years and 3.79%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2025 were 5.96 years and 4.04%, respectively.

Future minimum lease payments under non-cancelable leases as of September 30, 2026 were as follows:

(in thousands)
Year 1	$37,144
Year 2	32,514
Year 3	23,972
Year 4	14,518
Year 5	8,444
Thereafter	26,808
Total future minimum lease payments	143,400
Lease imputed interest	(13,361)
Total	$130,039
Operating lease liabilities are presented as current and non-current. As at September 30, 2026, operating lease liabilities of $32.9 million have been included in other liabilities (December 31, 2025: $36.3 million) and $97.1 million have been classified as non-current lease liabilities (December 31, 2025: $117.1 million).